Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Logistics expenses accruals	¥ 9,387	¥ 5,813
Inventory write-down	3,702	3,316
Promotion expenses accruals	1,682	1,996
Outsourced labor cost	1,086	1,984
Promotion expenses paid but tax invoices not received	1,184	1,322
Salary and welfare payable	3,182	1,997
Professional fee accruals	1,147	672
Marketing expenses accruals	261	1,215
Allowance for doubtful accounts	167	¥ 102
Other accruals	583
Less: valuation allowance	(8,566)	¥ (18,417)
Current deferred tax assets, net	13,815
Non-current deferred tax assets:
Net operating loss carry forward	7,802	¥ 8,318
Less: valuation allowance	¥ (7,802)	¥ (8,318)
Non-current deferred tax assets, net